Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Trade payables – third parties	7,341	3,290
Trade payables – related parties	282	-
Other payables – third parties	7,652	506
Other tax payable	30	46
VAT payable	28	148
Accruals	1,353	1,403
Total trade and other payables	16,686	5,393